Earnings/ (Loss) Per Common Share (Tables)	6 Months Ended
Jun. 30, 2019
EARNINGS/ (LOSS) PER COMMON SHARE [Abstract]
Earnings/ (Loss) per common share
	Three Month Period Ended June 30, 2019	Three Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2018
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(36,431)	$(25,292)	$(41,735)	$(66,149)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,957)	(2,564)	(4,506)	(5,113)
Plus:
Tender Offer – Redemption of preferred stock Series G and Series H including $7,714 and $15,392 of undeclared preferred dividend cancelled for three and six month periods ended June 30, 2019, respectively	20,241	—	44,284	—
Loss available to Navios Holdings common stockholders, basic and diluted	$(18,147)	$(27,856)	$(1,957)	$(71,262)
Denominator:
Denominator for basic and diluted loss per share attributable to Navios Holdings common stockholders — weighted average shares	12,219,750	11,942,314	12,219,817	11,942,297
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$(1.49)	$(2.33)	$(0.16)	$(5.97)